SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Inventory

Inventory is stated at the lower of cost or net realizable value, determined on a first‑in, first‑out basis, and consists of the following (in thousands):

	September 30, 2020	December 31, 2019
Work in process	$3,062	$1,081
Finished goods	7,301	7,324
	$10,363	$8,405

Inventory is stated at the lower of cost or net realizable value, determined on a first‑in, first‑out basis, and consists of the following (in thousands):

	Years Ended December 31,
	2019	2018
Work in process	$1,081	$2,741
Finished goods	7,324	1,241
	$8,405	$3,982

Schedule of Accrued warranty

Accrued warranty at each balance sheet date consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Warranty reserve, at the beginning of the year	$1,491	$116
Additions to warranty reserve	375	2,352
Claims fulfilled	(132)	(977)
Warranty reserve, at the end of the period	$1,734	$1,491

Accrued warranty consisted of the following (in thousands):

	Years Ended December 31,
	2019	2018
Warranty reserve, at the beginning of the year	$116	$—
Additions to warranty reserve	2,352	116
Claims fulfilled	(977)	—
Warranty reserve, at the end of the year	$1,491	$116